Schedule of Fair Value of non-U.S. Pension Plan Investments (Parenthetical) (Detail)	Dec. 31, 2012
Fixed Income Securities
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	70.00%
Swap
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%
Balanced pooled funds | Fixed Income Securities
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	60.00%
Balanced pooled funds | Equity Securities
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	40.00%